Investments (Details) - Schedule of held-to-maturity investments - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commercial Paper [Member]
Held-to-maturity investments
Amortized Cost	$ 116,658	$ 37,963
Gross Unrealized Gains
Gross Unrealized Losses	(24)	(15)
Fair Value	116,634	37,948
State and municipal bonds [Member]
Held-to-maturity investments
Amortized Cost	15,805
Gross Unrealized Gains
Gross Unrealized Losses	(21)
Fair Value	15,784
Corporate bonds and notes [Member]
Held-to-maturity investments
Amortized Cost	164,847
Gross Unrealized Gains
Gross Unrealized Losses	(644)
Fair Value	164,203
Treasury securities [Member]
Held-to-maturity investments
Amortized Cost		149,996
Gross Unrealized Gains
Gross Unrealized Losses		(1)
Fair Value		149,995
Corporate bonds and notes [Member]
Held-to-maturity investments
Amortized Cost		49,892
Gross Unrealized Gains
Gross Unrealized Losses		(63)
Fair Value		49,829
Total held-to-maturity investments [Member]
Held-to-maturity investments
Amortized Cost	297,310	237,851
Gross Unrealized Gains
Gross Unrealized Losses	(689)	(79)
Fair Value	$ 296,621	$ 237,772